Financial risk management (Details) € in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 GBP (£) item	Dec. 31, 2015 EUR (€)	Dec. 31, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) item	Oct. 31, 2016 EUR (€)	Sep. 30, 2016 EUR (€)	May 31, 2016 EUR (€)
Financial risk
Change in interest rate( as a percent)	10.00
Impact of change in interest rate	€ 2
Credit risk
Financial risk
Maximum exposure to credit risk			€ 24,600				€ 27,100
Number of customer loans | item		0					0
Liquidity risk
Financial risk
Loan agreements with Kreissparkasse Augsburg							€ 1,000	€ 700	€ 2,000	€ 1,000
Interest percentage payable		2.72%					2.72%	2.29%	2.47%	2.35%
Cash deposit							€ 2,000
Number of 3D printers serving as collateral | item		3					3
Eurozone | Foreign exchange risk
Financial risk
Percentage of revenue generated		50.30%
Revenue invoiced (as a percent)		70.00%	84.00%	75.00%
voxeljet UK | Foreign exchange risk
Financial risk
Amount borrowed by affiliate		£ 8.4					€ 9,500
Increase in designated risk component (as a percent)		10.00%					10.00%
Loss due to relative change							€ 0
voxeljet America | Foreign exchange risk
Financial risk
Amount borrowed by affiliate					$ 6.5	€ 5,400
Increase in designated risk component (as a percent)		10.00%					10.00%
Loss due to relative change							€ 0